Business Combinations (Tables)	12 Months Ended
Dec. 31, 2014
Current Year Acquisitions [Member]
Business Acquisition [Line Items]
Schedule Of Business Acquisitions

Identifiable intangible assets	$47
Goodwill	198
Other assets and liabilities - net	5
$250

Prior Year Acquisitions [Member]
Business Acquisition [Line Items]
Schedule Of Business Acquisitions

Identifiable intangible assets	$1,023
Goodwill	1,212
Other assets and liabilities - net	22
$2,257

Family Comfort Hospice [Member]
Business Acquisition [Line Items]
Schedule Of Business Acquisitions

Identifiable intangible assets	$373
Goodwill	5,094
Other assets and liabilities - net	433
$5,900